Segment Information - Summary of Segment Information (Detail) - ARS ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Revenue	$ 15,286,534,926	$ 9,874,443,208	$ 7,870,953,893
Cost of sales	10,850,065,285	7,264,522,456	5,808,497,475
Selling administrative expenses and other gains and losses	1,120,406,397	805,479,517	662,359,452
Depreciation and amortisation expense	625,880,708	509,073,880	333,956,297
Net revenue less cost of sales selling administrative expenses and other gains and losses	3,316,063,244	1,804,441,235	1,400,096,967
Share of profit (loss) of associates		36,631,307	(105,140,743)
Tax on debits and credits banks accounts	(188,020,636)	(140,033,765)	(109,513,061)
Finance costs, net	(842,142,961)	(941,287,406)	(591,564,301)
Income tax	(585,537,956)	(257,734,325)	(242,359,114)
Total	1,700,361,691	502,017,046	351,519,747
Operating segments [member] | Cement masonry cement and lime segment [member] | Argentina [member]
Disclosure of operating segments [line items]
Revenue	11,649,136,962	8,314,392,402	6,701,278,244
Cost of sales	7,986,358,455	6,045,620,325	4,874,303,722
Selling administrative expenses and other gains and losses	850,722,982	726,012,191	575,834,891
Depreciation and amortisation expense	342,614,418	432,545,694	270,935,703
Net revenue less cost of sales selling administrative expenses and other gains and losses	2,812,055,525	1,542,759,886	1,251,139,631
Operating segments [member] | Cement Segment [member] | Paraguay [member]
Disclosure of operating segments [line items]
Revenue	1,152,606,929
Cost of sales	803,220,686
Selling administrative expenses and other gains and losses	43,633,705
Depreciation and amortisation expense	170,931,104
Net revenue less cost of sales selling administrative expenses and other gains and losses	305,752,538
Operating segments [member] | Concrete Segment [member]
Disclosure of operating segments [line items]
Revenue	1,903,346,280	1,044,559,627	793,708,600
Cost of sales	1,795,052,472	968,360,040	755,769,143
Selling administrative expenses and other gains and losses	77,974,017	49,143,560	34,190,768
Depreciation and amortisation expense	24,544,240	12,492,535	9,755,647
Net revenue less cost of sales selling administrative expenses and other gains and losses	30,319,791	27,056,027	3,748,690
Operating segments [member] | Railroad segment [member]
Disclosure of operating segments [line items]
Revenue	1,608,080,671	1,223,681,686	919,729,670
Cost of sales	1,352,375,734	1,011,559,523	773,417,805
Selling administrative expenses and other gains and losses	105,192,391	(4,235,303)	20,862,201
Depreciation and amortisation expense	74,821,293	54,995,174	44,853,392
Net revenue less cost of sales selling administrative expenses and other gains and losses	150,512,546	216,357,466	125,449,664
Operating segments [member] | Aggregates Segment [member]
Disclosure of operating segments [line items]
Revenue	261,292,612	189,491,197	144,660,326
Cost of sales	266,721,854	176,603,548	116,830,030
Selling administrative expenses and other gains and losses	4,411,761	5,217,097	6,772,681
Depreciation and amortisation expense	10,505,708	7,115,732	6,471,004
Net revenue less cost of sales selling administrative expenses and other gains and losses	(9,841,002)	7,670,552	21,057,615
Operating segments [member] | All other segments [member]
Disclosure of operating segments [line items]
Revenue	133,109,926	75,636,911	56,554,737
Cost of sales	67,374,539	35,697,635	33,154,459
Selling administrative expenses and other gains and losses	38,471,541	29,341,972	24,698,911
Depreciation and amortisation expense	2,463,945	1,924,745	1,940,551
Net revenue less cost of sales selling administrative expenses and other gains and losses	27,263,846	10,597,304	(1,298,633)
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue	(1,421,038,454)	(973,318,615)	(744,977,684)
Cost of sales	$ (1,421,038,454)	$ (973,318,615)	$ (744,977,684)